Preferred Stock and Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Preferred Stock and Common Stock

Note 11 – Preferred Stock and Common Stock

Composition of stock capital

The stock capital of the Company as of June 30, 2025 and 2024 is comprised of stock of $ 0.0001 par value each, as follows:

	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Common Stock	200,000,000	3,164,758	112,000,000	2,963,695
Preferred Stock
Series B-1 preferred stock	25,356,256	8,452,086	25,356,256	8,204,944
Series B-2 preferred stock	27,463,149	9,154,383	27,463,149	9,154,388
Series B-3 preferred stock	21,453,390	7,151,139	21,453,390	7,151,139
Series CF-1 preferred stock	14,128,084	3,368,466	14,128,084	2,049,795
Series CF-2 preferred stock	2,900,000	—	—	—
Series F preferred stock	10,000	10,000	—	—
Series C convertible preferred stock	329,671	329,671	—	—
Non-designated preferred stock	58,359,450	—	—	—
Total preferred stock	150,000,000	28,465,745	88,400,879	26,560,266

TG-17 INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Common Stock

Common Stock confer upon their holders the right, among others, to participate and vote in the Company’s stockholders meeting, participation in the Company’s distributable earnings and participation in the distribution of the Company’s assets upon its liquidation. The stockholders’ liability is limited to the redemption of the par value of their stock.

Preferred Stock

Preferred stock has been designated into several classes, consisting of Series B-1 Preferred Stock, Series B-2 Preferred Stock, Series B-3 Preferred Stock, Series CF-1 Preferred Stock, Series CF-2 Preferred Stock, Series C Preferred Stock and Series F Preferred Stock.

Series B-1, B-2, and B-3 Preferred Stock

Voting rights:

The holders of Series B Preferred Stock are entitled to one vote for each share of Common stock on an as-converted basis and shall vote together, along with holders of other Preferred Stock entitled to vote thereon with the holders of Common Stock as a single class. The holders of the Series B Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote.

Conversion:

Each share of Series B Preferred Stock shall be convertible, at the option of the holder, at any time after the date on which such stock was issued by the Company, into such number of fully paid and non-assessable Common Stock as is determined by dividing the applicable original issuance price by the applicable conversion price in effect at the time of conversion. Each share of Series B Preferred Stock shall automatically be converted into Common Stock immediately upon the earlier of (i) the closing of a Qualified IPO (as such term is defined in the applicable certificate of designation), as such or (ii) written consent or agreement of the majority of the outstanding shares of Preferred Stock voting together on an as-converted to Common Stock basis that are entitled to vote on such matter. In the event that the Company issues any new securities, for a consideration per share lower than the applicable conversion price of the applicable Series B Preferred Stock, the applicable conversion price for the applicable Series B Preferred Stock shall be readjusted to reflect the lower consideration paid for the applicable Series B Preferred Stock as set forth in the applicable certificate of designation.

Liquidation preference:

The Company’s Series B Preferred Stock is entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed as follows: (i) the holders of Series B-1 Preferred Stock and Series B-2 Preferred Stock (along with holders of Series CF Preferred Stock on a pari passu basis) shall be paid before any payment is paid to the remaining stockholders (other than holders of Series C Preferred Stock), of an amount per share equal to two (2) times their original issue price and any unpaid dividend and subsequently (ii) the holders of Series B-3 Preferred Stock shall be paid before any payment is paid to holders of Common Stock and Series F Preferred Stock, of an amount per share equal to two (2) times their original issue price and any unpaid dividend.

TG-17 INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Series CF-1 and CF-2 Preferred Stock

Voting rights:

The holders of Series CF Preferred Stock are not entitled to any voting rights.

Conversion:

Each share of Series CF Preferred Stock shall be convertible, at the option of the holder, at any time after the date on which such stock was issued by the Company, into such number of fully paid and non-assessable shares of Non-Voting Common Stock as is determined by terms of the applicable certificates of designation. Each share of Series CF Preferred Stock shall automatically be converted into Non-Voting Common Stock immediately upon the earlier of (i) the closing of a Qualified IPO (as such term is defined in our applicable certificate of designation), or (ii) written consent or agreement of the majority of the outstanding shares of Preferred Stock voting together on an as-converted to Common Stock basis that are entitled to vote on such matter. All Non-Voting Common Stock, issued or issuable upon the conversion of Series CF-1 Preferred Stock and Series CF-2 Preferred Stock, will automatically convert to Common Stock concurrently with the listing of the Company on the Nasdaq Stock Exchange.

Liquidation preference:

The Company’s Series CF Preferred Stock are entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed as follows: (i) the holders of Series CF Preferred Stock (along with holders of Series B-1 Preferred Stock and Series B-2 Preferred Stock on a pari passu basis) shall be paid before any payment is paid to the remaining stockholders (other than holders of Series C Preferred Stock), of an amount per share equal to two (2) times their original issue price and any unpaid dividend.

Series C Preferred Stock

Voting rights:

The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.

Conversion:

Shares of Series C Preferred Stock have a stated value of $10.00 per shares and are convertible to the common stock at a price of $2.0265 per share of common stock. Conversions of Series C Preferred Stock are limited such that no conversion will be allowed to the extent that, immediately following the conversion, the holder, its affiliates or any other person acting as a group, would beneficially own in excess of 9.99% of the Company’s issued and outstanding common stock

Liquidation preference:

The holders of Series C Preferred Stock are entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed to the holders of Series C Preferred Stock first who shall be paid before any payment is paid to the remaining stockholders, of an amount per share equal to the greater of (i) 200% of stated value (as defined therein) or (ii) the amount the holder would receive if such holder converted such Series C Preferred Stock into Common Stock immediately prior to the date of such payment.

TG-17 INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Series F Preferred Stock

Voting rights:

The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote.

Conversion:

Each share of Series F Preferred Stock shall be convertible, at the option of the holder, at any time after the date on which such stock was issued by the Company, into one (1) share of fully paid and non-assessable Common Stock.

Liquidation preference:

The Company’s Series F Preferred Stock are entitled to participate in any distribution out of the assets of the Company on an equal basis per share with the holders of the Common Stock. For the purposes of such distribution, holders of Series F Preferred Stock shall be treated as if all shares of Series F Preferred Stock had been converted to Common Stock immediately prior to the distribution.

Issuance of Preferred Stock and Warrants

On November 2023, the Company entered into a Series B Preferred Stock Purchase Agreement (the “Series B SPA”) with new and existing investors. According to the Series B SPA, the Company issued 2,051,574 Series B-1 Preferred Stock for total consideration of $3,006 with par value of $0.0001 each, at a price per stock of $1.462533;

In 2024 the Company had five additional closings for a total consideration of $3,000 and issued 2,050,897 Series B-1 Preferred Stock with par value of $0.0001 each, at a price per stock of $1.462533.

On June 2024, the Company entered into a listing agreement, under regulation Crowdfunding (also known as Reg CF), whereby the Company agrees to sell securities to eligible investors through the funding portal through special purpose vehicle. On April 2025 the Company closed the financing round, raising a total of $2,031 and issued 957,102 Series CF Preferred Stock with par value of $0.0001 each, at a price per stock of $2.12343; The total fundraising fees recorded were $140.

On September 2024, in parallel to Reg CF and under the same terms, the Company started to offer and sell securities under rule 506(c) of regulation D to accredited investors. On June 2025 the Company closed the financing round, raising a total of $5,120 and issued 2,411,364 Series CF Preferred Stock with par value of $0.0001 each, at a price per stock of $2.12343.

On June 2025, the Company designated a new class of Series F Preferred Stock consisting of 10,000 authorized shares (the “Series F Preferred Stock”). 10,000 shares of Series F Preferred Stock were issued through the conversion of an equivalent number of shares of the Company’s founder and CEO Common Stock and is entirely held by him. Each share of Series F Preferred Stock entitles the holder to cast 40,000 votes on all matters submitted to the Company’s shareholders or acted upon by written consent. In addition, each share is convertible, at the option of the holder, into shares of the Company’s Common Stock.

TG-17 INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

On June 2025, the Company entered into a Series C Preferred Stock Purchase Agreement (the “Series C SPA”) with a new investor. According to the Series C SPA, Company issued an aggregate of 329,671 shares of Series C Preferred Stock, par value $0.0001 per share, together with warrants to purchase 1,333,335 shares of common stock, for an aggregate consideration of $3,000,000. Series C Preferred Stock features a stated value of $10.00 per share and is convertible to common stock at a price of $2.0265 per share. The warrants are exercisable at a price of $3.2475 per share, with expiration dates as follows: 333,334 warrants have an expiration date of eight (8) months, 333,334 warrants have an expiration date of sixteen (16) months, and 666,667 warrants have an expiration date of two (2) years from the issuance date. The warrants may not be exercised on a cashless basis unless, upon the listing of the Company’s common stock on any recognized stock exchange pursuant to an effective registration statement, there is no effective registration statement covering, or no current prospectus available for, the free resale of the warrant exercise shares by the holder.

Note 11 – Preferred Stock and Common Stock

Stock reverse split

On November 11, 2023, in connection with the Series B financing, the Company filed an Amended and Restated Certificate of Incorporation which, among other things, affected a reverse stock split by which every 28.40643 shares of Common Stock issued and outstanding immediately prior to such filing was automatically combined into 1 share of Common Stock.

All shares of Common stock and Preferred Stock, options and exercise prices have been adjusted retroactively for all periods presented in these financial statements to reflect the 28.40643-for 1 reverse split.

On September 19, 2025, the Company effected a reverse stock split of the Company’s Common Stock at a ratio of 1-for-3 effective that day. Each share of Series B-1 Preferred Stock, Series B-2 Preferred Stock, Series B-3 Preferred Stock, Series CF-1 Preferred Stock, and Series CF-2 Preferred Stock, each of which converts on a 1:1 basis into Common Stock, has been proportionally adjusted to reflect the 1-for-3 reverse stock split, such that the 1:1 conversion ratio with Common Stock is maintained.

Composition of stock capital

The stock capital of the Company as of December 31, 2024 and 2023 is comprised of stock of $0.0001 par value each, as follows:

	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Common Stock	112,000,000	2,963,695	105,263,084	2,923,915
Series B-1 Preferred Stock	25,356,256	8,204,944	25,364,831	6,154,045
Series B-2 Preferred Stock	27,463,149	9,154,388	27,463,154	9,154,388
Series B-3 Preferred Stock	21,453,390	7,151,139	22,171,986	7,151,139
Series CF Preferred Stock	14,128,084	2,049,795	-	-
	200,400,879	29,523,961	180,263,055	25,383,487

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Common Stock

Common Stock confer upon their holders the right, among others, to participate and vote in the Company’s stockholders meeting, participation in the Company’s distributable earnings and participation in the distribution of the Company’s assets upon its liquidation. The stockholders’ liability is limited to the redemption of the par value of their stock.

Preferred Stock

Preferred stock has been designated into Voting Preferred Stock (consisting of Series B-1 Preferred Stock, Series B-2 Preferred Stock and Series B-3 Preferred Stock) and Non-Voting Preferred Stock (consisting of Series CF Preferred Stock). Voting Preferred Stock and Non-Voting Preferred Stock confer upon their holders all the rights of Common stock, with the exception of voting rights in the case of Non-Voting Preferred Stock. In addition, they bear the following rights:

Voting rights:

Holders of Voting Preferred Stock are entitled to one vote for each share of Common stock into which such Voting Preferred Stock is convertible. The holders of the Voting Preferred Stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote, with the exception of election of the Common stock director (as specified in the Company’s Articles of Incorporation).

Liquidation preference:

The Company’s Preferred stock are entitled to a Non-Participating Liquidation preference.

In the event of liquidation, subject to the Preferred stock liquidation preference, assets or proceeds shall be distributed among the holders of Common stock and Preferred stock and on an as converted basis, based on the number of stocks held by each such holder.

Conversion:

Each share of Voting Preferred Stock and Non-Voting Preferred Stock shall be convertible, at the option of the holder, at any time after the date on which such Voting Preferred Stock and Non-Voting Preferred Stock was issued by the Company, into such number of fully paid and non-assessable Common stock and Non-Voting Common stock, respectively as is determined by dividing the applicable original issuance price by the applicable conversion price (original issue price for each series of Preferred Stock, subject to adjustment based on certain anti-dilution protections) in effect at the time of conversion.

Each share of Voting Preferred Stock and Non-Voting Preferred Stock shall automatically be converted into Common stock and Non-Voting Common stock, respectively immediately upon the earlier of (i) the closing of a Qualified Public Offering, or (ii) written consent or written agreement of the Requisite Holders, as defined in the Company’s Articles of Incorporation. The Company has reserved Common stock and Non-Voting Common stock that will be sufficient to affect the conversion of all outstanding stock of Preferred stock.

In the event that the Company issues any new securities, for a consideration per stock lower than the applicable conversion price of the applicable Preferred stock, the applicable conversion price for the applicable Preferred stock shall be adjusted to reflect the lower consideration paid for the applicable Preferred stock as set forth in the Company’s articles of incorporation.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Issuance of Preferred Stock

On November 17, 2023, the Company entered into a Series B Preferred Stock Purchase Agreement (the “Series B SPA”) with new and existing investors. According to the Series B SPA, the Company issued 2,051,574 Series B-1 Preferred Stock for total consideration of $3,006 with par value of $0.0001 each, at a price per stock of $1.462533;

In 2024 the Company had five additional closings for a total consideration of $3,000 and issued 2,050,897 Series B-1 Preferred Stock with par value of $0.0001 each, at a price per stock of $1.4672533.

On June 2024, the Company entered into a listing agreement, under regulation Crowdfunding (also known as Reg CF), whereby the Company agrees to sell securities to eligible investors through the funding portal through special purpose vehicle. As of December 31, 2024, the Company had raised a total of $1,368 and issued 644,226 Series CF Preferred Stock with par value of $0.0001 each, at a price per stock of $2.12343; The total fees recorded in 2024 were $97. While the total fee to be paid to the intermediary under this Reg CF offering was 6.9% of the total amount raised, the fee due as of December 31, 2024 were based on the amount raised as of that date.

On September 2024, in parallel to Reg CF and under the same terms, the Company started to offer and sell securities under rule 506(c) of regulation D to accredited investors. As of December 31, 2024, the Company had raised a total of $2,985 and issued 1,405,569 Series CF Preferred Stock with par value of $0.0001 each, at a price per stock of $2.12343.

All previous preferred stock were converted to Common Shares.